Stockholders' Equity (Details Narrative) (10-K) - USD ($)																	1 Months Ended			2 Months Ended			3 Months Ended			4 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 29, 2020	Jul. 29, 2020	Jul. 01, 2020	Jun. 04, 2020	Jun. 04, 2020	Jun. 02, 2020	May 07, 2020	May 07, 2020	May 04, 2020	Apr. 09, 2020	Mar. 11, 2020	Sep. 16, 2019	Jul. 30, 2019	Mar. 27, 2019	Sep. 13, 2017	Aug. 22, 2017	Jun. 18, 2020	Jun. 15, 2020	May 31, 2020	Aug. 07, 2020	Jul. 31, 2020	Jul. 29, 2020	Nov. 30, 2020	Sep. 02, 2020	Aug. 20, 2020	May 31, 2019	Nov. 30, 2020	Feb. 28, 2021	Feb. 29, 2020	May 31, 2020	May 31, 2019	Aug. 18, 2020	Aug. 17, 2020	Aug. 10, 2020	Aug. 01, 2020	Jul. 02, 2020	Apr. 29, 2020	Feb. 28, 2019	Nov. 09, 2018
Class of Stock [Line Items]
Preferred stock, authorized																			1,000,000							1,000,000		1,000,000		1,000,000	1,000,000		1,000,000
Preferred stock, par value																			$ 0.0001							$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, issued
Preferred stock, outstanding
Common stock, authorized																			36,000,000							20,000,000		36,000,000		36,000,000	20,000,000	36,000,000	20,000,000
Common stock, par value																			$ 0.0001							$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common stock holders rights																														One vote for each share.
Common stock, issued																			998,622							7,003,975		1,341,017		998,622	7,003,975
Common stock, outstanding																			998,622							7,003,975		1,341,017		998,622	7,003,975
Number of shares issued for acquisition																												41,464
Share price				$ 9.28	$ 9.28
Proceeds from issuance of common stock				$ 100,000
Number of common stock not issued yet																			$ 75,000											$ 75,000
Stock-based compensation																												$ 1,954,480	$ 153,011
Maximum [Member]
Class of Stock [Line Items]
Common stock, authorized																																	36,000,000
Share price																							$ 14.72				$ 14.72
Private Placement [Member]
Class of Stock [Line Items]
Number of shares purchased															7,000															254,500
Warrants exercise price per share																										$ 4.00					$ 4.00
Warrant term																										5 years					5 years
Warrants issued																										962,500					962,500
Private Placement [Member] | Accredited Investors [Member]
Class of Stock [Line Items]
Number of shares purchased																															962,500
Number of sale of stock, value																															$ 1,925,000
Number of common stock not issued yet																																						$ 50,000
Common stock exchanged for warrants description																										(i) one share of common stock, par value $0.0001 per share of the Company (the "Common Stock") and (ii) a warrant to purchase one share of common Stock, exercisable at a price of $4.00 per share, exercisable at any time within five years of issuance (each, a "Warrant") as provided for in the Company's Term Sheet for Unit Offering dated February 6, 2019 (the "Term Sheet").
Warrants exercise price per share																																						$ 4.00
Warrant term																																						5 years
Private Placement [Member] | Maximum [Member] | Accredited Investors [Member]
Class of Stock [Line Items]
Number of shares of common stock restricted																								5,000
Share price																																						$ 2.00
Number of shares purchased																										1,000,000
Number of sale of stock, value																										$ 2,000,000
Initial Public Offering [Member]
Class of Stock [Line Items]
Number of shares purchased																5,000,000														250,000
Number of sale of stock, value																														$ 100
Warrants exercise price per share																$ 0.01										$ 11.50					$ 11.50
Warrant term																										5 years					5 years
Warrants issued																										5,461,500					5,461,500								5,461,500
Subsequent Event [Member]
Class of Stock [Line Items]
Number of shares of common stock restricted																									150,000
Debt instrument, face amount				$ 100,000	$ 100,000
Number of common stock shares issued	757,000				85,905													25,000
Debt conversion, principal amount					$ 100,000
Debt instrument, default interest rate																																				10.00%
Subsequent Event [Member] | Maximum [Member]
Class of Stock [Line Items]
Common stock, authorized																																	36,000,000
Subsequent Event [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Number of common stock shares issued																						150,000
10% Fixed Convertible Promissory Note [Member]
Class of Stock [Line Items]
Debt instrument, face amount																																				$ 152,500
Debt instrument, default interest rate																																				10.00%
Harbor Gates Capital, LLC [Member] | 10% Fixed Convertible Promissory Note [Member]
Class of Stock [Line Items]
Number of shares of common stock restricted			1,250						10,000
Share price			$ 7.92						$ 0.99
Debt instrument, face amount			$ 152,000						$ 152,500																												$ 152,000
Debt instrument, default interest rate			10.00%																																		10.00%
Common Stock Purchase Agreement [Member] | Triton Funds LP [Member]
Class of Stock [Line Items]
Number of shares issued for acquisition										125,000
Number of shares of common stock restricted										125,000	5,000
Share price										$ 0.70	$ 1.18
Proceeds from issuance of common stock										$ 87,700
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Share price																																		$ 7.28
Debt instrument, face amount																																		$ 333,333
Debt instrument, default interest rate																																		12.00%
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Debt instrument, face amount																	$ 550,000
Number of common stock shares issued																	55,000
Debt instrument, default interest rate																	12.00%
Marketing Agreement [Member]
Class of Stock [Line Items]
Share price																																			$ 6.56
Marketing Agreement [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Number of common stock shares issued																					27,778
Employment Agreements [Member]
Class of Stock [Line Items]
Number of shares vested																														180,000
Stock-based compensation																															$ 669,215
Unrecognized compensation cost
Employment Agreements [Member] | Vested Ratably Through December 31, 2019 [Member]
Class of Stock [Line Items]
Number of shares vested																														105,000
Jed Kaplan [Member]
Class of Stock [Line Items]
Number of shares of common stock restricted												70,000
Jed Kaplan [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Number of common stock shares issued																						300,000
Roman Franklin [Member]
Class of Stock [Line Items]
Number of shares of common stock restricted												21,000
Steven Grossman [Member]
Class of Stock [Line Items]
Number of shares of common stock restricted												14,000
William H. Herrmann [Member]
Class of Stock [Line Items]
Number of shares of common stock restricted																			2,976
Share price																			$ 8.72											$ 8.72
Stock-based compensation																			$ 95,700
William H. Herrmann [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Number of shares of common stock restricted						23,809	22,936
William H. Herrmann [Member] | 10% Fixed Convertible Promissory Note [Member]
Class of Stock [Line Items]
Share price							$ 1.09	$ 1.09
Number of shares purchased								22,936
Number of sale of stock, value								$ 25,000
Mr. Franklin [Member]
Class of Stock [Line Items]
Number of shares vested		250,000
Mr. Franklin [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Number of common stock shares issued																						265,000
Employee and Directors [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Number of common stock shares issued																						192,000
Accredited Investor [Member]
Class of Stock [Line Items]
Share price																	$ 9.04
Accredited Investor [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Share price																																		$ 7.24
Accredited Investor [Member] | Securities Purchase Agreement [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Debt instrument, face amount																				$ 333,333
Number of common stock shares issued																				33,333
Three Employees [Member]
Class of Stock [Line Items]
Share price														$ 0.60
Number of common stock shares issued														180,000
Three Employees [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Share price	$ 1.02	$ 1.02																				$ 1.02
Number of common stock shares issued		67,000
Executive Officer [Member]
Class of Stock [Line Items]
Number of shares of common stock restricted																							9,844
Stock-based compensation																							$ 54,395				$ 119,632
Executive Officer [Member] | Maximum [Member]
Class of Stock [Line Items]
Share price																							$ 11.44				$ 11.44
Executive Officer [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Share price	$ 0.87	$ 0.87																				$ 0.87
Number of common stock shares issued		690,000
PLAYLive Nation, Inc [Member]
Class of Stock [Line Items]
Number of shares issued for acquisition													750,000